UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number       811-21236

Dreyfus Stock Funds

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)        (Zip code)

Bennett A. MacDougall, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6400

Date of fiscal year end:                    09/30

Date of reporting period:     03/31/2017

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus International Equity Fund

Dreyfus Small Cap Equity Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus International Equity Fund

SEMIANNUAL REPORT March 31, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus International Equity Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Equity Fund, covering the six-month period from October 1, 2016 through March 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After previously rallying in response to stabilizing commodity prices, improving global economic data, and better-than-expected corporate earnings, stocks and corporate-backed bonds generally gave back a portion of their gains in October due to uncertainty in advance of U.S. elections. Meanwhile, prices of U.S. government securities began to decline in anticipation of higher inflation and short-term interest-rate hikes from U.S. monetary policymakers. After the election in early November, equity markets rallied to a series of new highs as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. In the bond market, yields surged higher and prices fell after the election, while lower rated corporate-backed bonds continued to advance in anticipation of a more business-friendly political climate.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
April 17, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from October 1, 2016 through March 31, 2017, as provided by Mark A. Bogar, James A. Lydotes, and Andrew Leger, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended March 31, 2017, Dreyfus International Equity Fund’s Class A shares produced a total return of 5.86%, Class C shares returned 5.44%, Class I shares returned 6.01%, and Class Y shares returned 6.02%.1 In comparison, the fund’s benchmark, the MSCI EAFE Index (the “Index”), produced a total return of 6.48% for the same period.2

International equities produced moderate gains over the reporting period due to improving global economic data and expectations of more business-friendly policies from a new presidential administration in the United States. The fund modestly lagged its benchmark, mainly due to shortfalls in holdings based in Israel, France, and the Netherlands.

The Fund’s Investment Approach

The fund seeks long-term growth of capital. The fund normally invests at least 80% of its assets in shares of companies located in the foreign countries represented in the Index and Canada, and may also invest up to 20% of its assets in securities of issuers located in emerging market countries.

The fund invests in stocks that appear to be undervalued and exhibit better fundamentals than the market expects. We employ a “bottom-up” investment approach, which emphasizes individual stock selection. Our stock selection process is designed to produce a diversified portfolio that, relative to the Index, frequently has a below-average price/earnings ratio and an above-average earnings growth trend.

Improved Economic Outlook Bolstered International Stocks

International equities generally fared well over the reporting period in anticipation of higher levels of global economic growth stemming in part from more business-friendly fiscal, regulatory, and tax policies under a newly elected U.S. government. Although the election’s widely unexpected outcome caused the Index to decline in the weeks following the vote in November, improved investor sentiment later sparked a market rally that persisted through the end of the reporting period.

In addition, developed global economies recently have demonstrated improvement after an extended period of persistent sluggishness, and accommodative monetary policies from central banks in Europe and Japan are expected to provide further support to international economies over the foreseeable future.

The Index’s gains over the reporting period were driven by especially strong results from the financial sector, as banks in Japan benefited from rising interest rates and higher lending margins, and a depreciating local currency helped support revenues and earnings of capital markets companies, including investment banks and brokerage firms. The materials sector gained value as commodity prices stabilized and demand increased for construction materials in China. The industrials sector climbed in anticipation of increased government spending on infrastructure projects. On the other hand, traditionally defensive, income-oriented stocks in the consumer staples, telecommunication services, real estate, and utilities sectors fell out of favor as interest rates climbed and investors shifted their focus to more growth-oriented investments. In the health care sector, highly publicized criticism of recent increases in drug prices undermined the stocks of pharmaceutical companies in Europe.

Fund Participated in Market’s Gains

While the fund participated in most of the Index’s gains over the reporting period, relative results were mildly dampened by weakness in Israel-based drug developer Teva Pharmaceutical Industries, which struggled with industrywide pricing pressures on generic drugs and expected competition for a major

3

DISCUSSION OF FUND PERFORMANCE (continued)

branded product. Underweighted exposure to financial companies in France and the Netherlands also weighed on relative performance. In addition, disappointing holdings in the Netherlands included insurer NN Group, which reported weaker-than-expected capital metrics, and brewer Heineken, which fell out of favor along with other consumer staples stocks. In other areas, Japanese video gaming company Nintendo gave back some of its previous gains when sales of a long-awaited mobile game fell short of expectations.

The fund achieved better results compared to the Index in Switzerland, where financial services providers such as investment manager Julius Baer Group and insurance company Swiss Life Holding benefited from higher interest rates and rising new business volumes. Meanwhile, in Switzerland’s industrials sector, employment services company Adecco Group responded positively to stronger labor markets in Europe. Spanish financial giant Banco Santander gained value due to improved currency values and better lending conditions in its Brazilian operations. Denmark’s Danske Bank reduced its funding costs and captured greater market share in Scandinavia.

Positioned for Greater Global Growth

We have seen evidence of economic improvement in most developed international markets, including stronger labor markets and positive corporate earnings forecasts in Europe. Moreover, a weaker yen and euro compared to the U.S. dollar appear likely to benefit exporters, and we continue to expect pro-growth fiscal policies in the United States to lend further support to global economic conditions. Therefore, we have adopted a more constructive investment posture in which we have increased the fund’s exposure to financial stocks and reduced its positions in real estate and health care companies.

April 17, 2017

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are enhanced in emerging market countries. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by The Dreyfus Corporation and The Boston Company Asset Management, LLC pursuant to an agreement in effect through February 1, 2018, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, returns would have been lower. Past performance is no guarantee of future results.
2 Source: Lipper Inc. – The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Equity Fund from October 1, 2016 to March 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.75	$9.73	$4.37	$4.37
Ending value (after expenses)	$1,058.60	$1,054.40	$1,060.10	$1,060.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.64	$9.55	$4.28	$4.28
Ending value (after expenses)	$1,019.35	$1,015.46	$1,020.69	$1,020.69

† Expenses are equal to the fund’s annualized expense ratio of 1.12% for Class A, 1.90% for Class C, .85% for Class I and .85% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

March 31, 2017 (Unaudited)

Common Stocks - 98.9%	Shares	Value ($)
Australia - 6.1%
Australia & New Zealand Banking Group	285,053	6,929,778
BHP Billiton	257,200	4,723,881
Macquarie Group	151,478	10,438,777
Qantas Airways	836,806	2,486,955
Woodside Petroleum	261,179	6,401,270
Woolworths	287,795	5,826,700
		36,807,361
Belgium - .4%
bpost	109,751	2,577,576
Brazil - 1.2%
APERAM	147,969	7,395,451
Finland - .7%
UPM-Kymmene	180,886	4,249,194
France - 11.3%
Arkema	60,245	5,943,649
Atos	46,939	5,806,159
BNP Paribas	195,098	12,993,629
Carrefour	253,616	5,979,340
Cie de Saint-Gobain	86,272	4,430,117
Cie Generale des Etablissements Michelin	44,002	5,344,287
Orange	698,866	10,858,972
Renault	75,488	6,557,626
Thales	27,374	2,647,514
Vinci	97,342	7,715,665
		68,276,958
Germany - 8.7%
Allianz	70,732	13,103,130
Continental	34,961	7,664,432
Deutsche Post	79,609	2,726,586
E.ON	952,176	7,568,610
Evonik Industries	168,957	5,509,154
Fresenius & Co.	141,624	11,381,228
Infineon Technologies	235,819	4,816,355
		52,769,495
Hong Kong - 1.8%
AIA Group	1,687,000	10,636,685

6

Common Stocks - 98.9% (continued)	Shares		Value ($)
Ireland - .4%
CRH	72,845		2,569,912
Israel - .9%
Teva Pharmaceutical Industries, ADR	173,128		5,555,677
Italy - 3.5%
Enel	2,274,363		10,709,678
Leonardo	517,894	[a]	7,342,605
Prysmian	111,298		2,942,205
			20,994,488
Japan - 25.1%
Aisin Seiki	171,700		8,436,172
Alps Electric	224,800		6,370,646
Astellas Pharma	533,100		7,019,892
Chubu Electric Power	365,700		4,897,680
Daiwa House Industry	169,700		4,871,654
Daiwa Securities Group	578,000		3,519,502
Japan Airlines	153,500		4,861,592
JTEKT	189,100		2,936,800
Kandenko	261,000		2,332,660
KDDI	287,800		7,553,684
MINEBEA MITSUMI	328,000		4,375,101
Mitsubishi Electric	457,500		6,562,719
Nintendo	34,600		8,029,201
Panasonic	748,700		8,460,115
Park24	90,700		2,374,021
Seiko Epson	457,500		9,632,444
Seven & i Holdings	257,500		10,089,060
Shionogi & Co.	92,600		4,780,965
Showa Shell Sekiyu	413,600		4,186,897
Sony	345,100		11,673,822
Sumitomo Mitsui Financial Group	318,400		11,568,562
Suzuki Motor	215,900		8,963,350
Tosoh	308,000		2,705,686
Zeon	497,000		5,674,005
			151,876,230
Netherlands - 4.8%
ABN AMRO Group	457,567	[b]	11,105,047
Heineken	95,372		8,119,104
NN Group	302,901		9,850,794
			29,074,945

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.9% (continued)	Shares		Value ($)
Norway - .9%
Telenor	331,879		5,523,457
Portugal - 1.3%
Galp Energia	528,502		8,020,163
Singapore - .7%
Ascendas Real Estate Investment Trust	2,164,700		3,899,663
Spain - 4.0%
ACS Actividades de Construccion y Servicios	167,698		5,706,040
Banco Santander	2,283,316		13,993,952
Gamesa Corporacion Tecnologica	191,867		4,539,898
			24,239,890
Sweden - 2.4%
Electrolux, Ser. B	196,695		5,467,988
Svenska Cellulosa, Cl. B	167,025		5,386,911
Volvo, Cl. B	257,359		3,799,791
			14,654,690
Switzerland - 7.9%
Adecco Group	104,694		7,436,707
Julius Baer Group	179,870	[a]	8,978,685
Lonza Group	14,706	[a]	2,780,728
Novartis	171,322		12,716,808
Roche Holding	42,235		10,785,916
Swiss Life Holding	14,995	[a]	4,838,401
			47,537,245
United Kingdom - 15.6%
Anglo American	253,548	[a]	3,873,981
Diageo	246,203		7,043,846
Imperial Brands	262,671		12,726,289
Prudential	528,321		11,160,173
Royal Dutch Shell, Cl. A	29,844		783,725
Royal Dutch Shell, Cl. B	490,478		13,424,158
Shire	158,268		9,242,462
Smiths Group	161,751		3,281,023
Standard Chartered	570,788	[a]	5,456,509
Unilever	210,179		10,373,992
Wolseley	66,769		4,199,466
WPP	573,579		12,590,496
			94,156,120

8

Common Stocks - 98.9% (continued)	Shares		Value ($)
United States - 1.2%
iShares MSCI EAFE ETF	114,361		7,123,547
Total Common Stocks (cost $573,969,575)			597,938,747
Other Investment - .9%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $5,776,190)	5,776,190	[c]	5,776,190
Total Investments (cost $579,745,765)	99.8%		603,714,937
Cash and Receivables (Net)	.2%		933,398
Net Assets	100.0%		604,648,335

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

aNon-income producing security.
bSecurity exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, this security was valued at $11,105,047 or 1.84% of net assets.
cInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Financials	22.3
Industrials	14.1
Consumer Discretionary	12.4
Consumer Staples	10.8
Health Care	10.6
Materials	7.1
Information Technology	5.7
Energy	5.4
Telecommunication Services	4.0
Utilities	3.8
Real Estate	1.5
Exchange-Traded Funds	1.2
Money Market Investment	.9
99.8

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS March 31, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
JP Morgan Chase Bank
Australian Dollar,
Expiring
4/3/2017	415,863	317,658	317,720	62
Euro,
Expiring
4/3/2017	3,035,562	3,244,481	3,238,347	(6,134)
Japanese Yen,
Expiring
4/4/2017	268,233,126	2,402,468	2,409,352	6,884
Morgan Stanley Capital Services
Swiss Franc,
Expiring
4/3/2017	6,783,178	6,779,301	6,772,004	(7,297)
Northern Trust Bank
Hong Kong Dollar
Expiring
4/3/2017	6,666,751	857,955	857,846	(109)
Swedish Krona,
Expiring
4/3/2017	1,025,625	114,913	114,459	(454)
Sales:
Goldman Sachs International
British Pound,
Expiring
4/3/2017	6,079,784	7,583,558	7,617,345	(33,787)
Japanese Yen,
Expiring
4/4/2017	171,812,544	1,538,610	1,543,273	(4,663)
JP Morgan Chase Bank
Euro,
Expiring
4/3/2017	117,392	125,471	125,234	237
Morgan Stanley Capital Services
Danish Krone,
Expiring
4/3/2017	4,266,823	612,934	611,854	1,080
Northern Trust Bank
Norwegian Krone,
Expiring
4/3/2017	5,238,932	609,786	610,157	(371)

10

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
Northern Trust Bank (continued)
Singapore Dollar,
Expiring
4/4/2017	602,183	431,100	430,484	616
Gross Unrealized Appreciation				8,879
Gross Unrealized Depreciation				(52,815)

See notes to financial statements.

11

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	573,969,575	597,938,747
Affiliated issuers	5,776,190	5,776,190
Cash		1,719,523
Cash denominated in foreign currency	770,713	764,668
Receivable for investment securities sold		58,804,880
Dividends receivable		2,892,958
Receivable for shares of Beneficial Interest subscribed		125,633
Unrealized appreciation on forward foreign currency exchange contracts—See Statement of Forward Foreign Currency Exchange Contracts—Note 4		8,879
Prepaid expenses and other assets		50,901
		668,082,379
Liabilities ($):
Due to The Boston Company Asset Management, LLC and affiliates—Note 3(c)		473,946
Payable for investment securities purchased		60,933,544
Payable for shares of Beneficial Interest redeemed		1,775,816
Unrealized depreciation on forward foreign currency exchange contracts—See Statement of Forward Foreign Currency Exchange Contracts—Note 4		52,815
Interest payable—Note 2		61
Accrued expenses		197,862
		63,434,044
Net Assets ($)		604,648,335
Composition of Net Assets ($):
Paid-in capital		672,115,979
Accumulated undistributed investment income—net		2,476,317
Accumulated net realized gain (loss) on investments		(93,847,017)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		23,903,056
Net Assets ($)		604,648,335

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	135,003,903	13,511,928	153,985,145	302,147,359
Shares Outstanding	3,888,711	386,479	4,373,623	8,586,099
Net Asset Value Per Share ($)	34.72	34.96	35.21	35.19

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $507,320 foreign taxes withheld at source):
Unaffiliated issuers	6,195,792
Affiliated issuers	6,790
Total Income	6,202,582
Expenses:
Investment advisory fee—Note 3(a)	2,258,961
Shareholder servicing costs—Note 3(c)	697,853
Administration fee—Note 3(a)	284,574
Custodian fees—Note 3(c)	112,666
Distribution fees—Note 3(b)	52,588
Registration fees	45,074
Professional fees	44,872
Trustees’ fees and expenses—Note 3(d)	33,774
Loan commitment fees—Note 2	9,985
Prospectus and shareholders’ reports	2,250
Interest expense—Note 2	515
Miscellaneous	25,002
Total Expenses	3,568,114
Less—reduction in expenses due to undertaking—Note 3(a)	(865,917)
Less—reduction in fees due to earnings credits—Note 3(c)	(1,601)
Net Expenses	2,700,596
Investment Income—Net	3,501,986
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	7,538,549
Net realized gain (loss) on forward foreign currency exchange contracts	132,034
Net Realized Gain (Loss)	7,670,583
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	23,137,672
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(43,936)
Net Unrealized Appreciation (Depreciation)	23,093,736
Net Realized and Unrealized Gain (Loss) on Investments	30,764,319
Net Increase in Net Assets Resulting from Operations	34,266,305

See notes to financial statements.

13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Operations ($):
Investment income—net	3,501,986	9,309,868
Net realized gain (loss) on investments	7,670,583	(19,229,210)
Net unrealized appreciation (depreciation) on investments	23,093,736	36,757,647
Net Increase (Decrease) in Net Assets Resulting from Operations	34,266,305	26,838,305
Distributions to Shareholders from ($):
Investment income—net:
Class A	(2,551,707)	(818,832)
Class C	(110,388)	(33,512)
Class I	(2,263,871)	(1,055,158)
Class Y	(5,124,738)	(2,497,753)
Total Distributions	(10,050,704)	(4,405,255)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	25,501,908	85,743,553
Class C	311,036	3,624,122
Class I	52,929,961	107,159,506
Class Y	46,589,224	49,176,461
Net assets received in connection with reorganization—Note 1	-	37,711,679
Distributions reinvested:
Class A	1,683,273	681,065
Class C	74,857	22,055
Class I	1,864,817	886,711
Class Y	5,124,722	2,497,743
Cost of shares redeemed:
Class A	(54,242,060)	(42,424,243)
Class C	(3,017,192)	(4,148,259)
Class I	(45,907,489)	(61,619,585)
Class Y	(22,294,074)	(22,722,716)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	8,618,983	156,588,092
Total Increase (Decrease) in Net Assets	32,834,584	179,021,142
Net Assets ($):
Beginning of Period	571,813,751	392,792,609
End of Period	604,648,335	571,813,751
Undistributed investment income—net	2,476,317	9,025,035

14

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Capital Share Transactions (Shares):
Class A
Shares sold	772,055	2,688,408
Shares issued in connection with reorganization—Note 1	-	931,572
Shares issued for distributions reinvested	52,933	20,102
Shares redeemed	(1,639,842)	(1,317,208)
Net Increase (Decrease) in Shares Outstanding	(814,854)	2,322,874
Class C
Shares sold	9,399	110,160
Shares issued in connection with reorganization—Note 1	-	141,500
Shares issued for distributions reinvested	2,333	646
Shares redeemed	(91,397)	(127,510)
Net Increase (Decrease) in Shares Outstanding	(79,665)	124,796
Class I
Shares sold	1,574,894	3,314,038
Shares issued in connection with reorganization—Note 1	-	155,516
Shares issued for distributions reinvested	57,860	25,874
Shares redeemed	(1,375,372)	(1,919,551)
Net Increase (Decrease) in Shares Outstanding	257,382	1,575,877
Class Y
Shares sold	1,409,404	1,555,753
Shares issued for distributions reinvested	159,103	72,927
Shares redeemed	(675,716)	(702,963)
Net Increase (Decrease) in Shares Outstanding	892,791	925,717

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended March 31, 2017	Year Ended September 30,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	33.37	32.37	35.69	33.61	27.34	23.42
Investment Operations:
Investment income—net[a]	.16	.58	.39	.50	.47	.54
Net realized and unrealized gain (loss) on investments	1.75	.74	(3.23)	2.06	6.52	3.86
Total from Investment Operations	1.91	1.32	(2.84)	2.56	6.99	4.40
Distributions:
Dividends from investment income—net	(.56)	(.32)	(.48)	(.48)	(.72)	(.48)
Net asset value, end of period	34.72	33.37	32.37	35.69	33.61	27.34
Total Return (%)[b]	5.86[c]	4.06	(8.01)	7.62	26.02	19.12
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.69[d]	1.59	1.37	1.40	1.46	1.54
Ratio of net expenses to average net assets	1.12[d]	1.12	1.12	1.12	1.12	1.12
Ratio of net investment income to average net assets	.95[d]	1.79	1.12	1.38	1.55	2.12
Portfolio Turnover Rate	64.55[c]	79.90	87.33	89.36	71.87	64.52
Net Assets, end of period ($ x 1,000)	135,004	156,949	77,052	77,195	51,441	36,972

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.

See notes to financial statements.

16

	Six Months Ended March 31, 2017	Year Ended September 30,
Class C Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	33.43	32.46	35.79	33.75	27.45	23.44
Investment Operations:
Investment income—net[a]	.04	.31	.14	.24	.24	.34
Net realized and unrealized gain (loss) on investments	1.75	.75	(3.25)	2.05	6.55	3.90
Total from Investment Operations	1.79	1.06	(3.11)	2.29	6.79	4.24
Distributions:
Dividends from investment income—net	(.26)	(.09)	(.22)	(.25)	(.49)	(.23)
Net asset value, end of period	34.96	33.43	32.46	35.79	33.75	27.45
Total Return (%)[b]	5.44[c]	3.27	(8.73)	6.78	25.03	18.24
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.15[d]	2.16	2.14	2.17	2.27	2.34
Ratio of net expenses to average net assets	1.90[d]	1.90	1.90	1.90	1.90	1.90
Ratio of net investment income to average net assets	.22[d]	.95	.39	.66	.77	1.33
Portfolio Turnover Rate	64.55[c]	79.90	87.33	89.36	71.87	64.52
Net Assets, end of period ($ x 1,000)	13,512	15,582	11,079	8,887	5,297	4,724

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended March 31, 2017	Year Ended September 30,
Class I Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	33.82	32.74	36.03	33.85	27.47	23.58
Investment Operations:
Investment income—net[a]	.23	.66	.56	.62	.54	.64
Net realized and unrealized gain (loss) on investments	1.75	.77	(3.34)	2.06	6.57	3.86
Total from Investment Operations	1.98	1.43	(2.78)	2.68	7.11	4.50
Distributions:
Dividends from investment income—net	(.59)	(.35)	(.51)	(.50)	(.73)	(.61)
Net asset value, end of period	35.21	33.82	32.74	36.03	33.85	27.47
Total Return (%)	6.01[b]	4.37	(7.77)	7.91	26.36	19.51
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.21[c]	1.18	1.03	1.04	1.07	1.10
Ratio of net expenses to average net assets	.85[c]	.85	.85	.85	.85	.85
Ratio of net investment income to average net assets	1.38[c]	1.99	1.57	1.70	1.77	2.49
Portfolio Turnover Rate	64.55[b]	79.90	87.33	89.36	71.87	64.52
Net Assets, end of period ($ x 1,000)	153,985	139,214	83,179	214,170	132,978	124,328

a Based on average shares outstanding.
b Not annualized.
c Annualized.

See notes to financial statements.

18

	Six Months Ended March 31, 2017
		Year Ended September 30,
Class Y Shares	(Unaudited)	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	33.80	32.73	36.66
Investment Operations:
Investment income—net[b]	.23	.62	.10
Net realized and unrealized gain (loss) on investments	1.75	.80	(4.03)
Total from Investment Operations	1.98	1.42	(3.93)
Distributions:
Dividends from investment income—net	(.59)	(.35)	—
Net asset value, end of period	35.19	33.80	32.73
Total Return (%)	6.02[c]	4.33	(10.72)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.99[d]	1.00	1.01[d]
Ratio of net expenses to average net assets	.85[d]	.85	.85[d]
Ratio of net investment income to average net assets	1.36[d]	1.89	.95[d]
Portfolio Turnover Rate	64.55[c]	79.90	87.33
Net Assets, end of period ($ x 1,000)	302,147	260,069	221,483

a From June 1, 2015 (commencement of initial offering) to September 30, 2015.
b Based on average shares outstanding.
c Not annualized.
d Annualized.

See notes to financial statements.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Equity Fund (the “fund”) is a separate diversified series of Dreyfus Stock Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term growth of capital. The Boston Company Asset Management, LLC (“TBCAM”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Dreyfus Corporation (the “Administrator” or “Dreyfus”), a wholly-owned subsidiary of BNY Mellon and an affiliate of TBCAM, serves as the fund’s Administrator.

As of the close of business on January 22, 2016, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board of Trustees (the “Board”), all of the assets, subject to the liabilities, of Dreyfus International Value Fund’s Class A, Class C and Class I shares were transferred to the fund in exchange for Class A, Class C and Class I Beneficial Interest of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Dreyfus International Value Fund’s Class A, Class C and Class I shares received Class A, Class C and Class I shares of the fund, respectively, in an amount equal to the aggregate net asset value of their investment in Dreyfus International Value Fund’s Class A, Class C and Class I shares at the time of the exchange. The net asset value of the fund’s shares on the close of business on January 22, 2016, after the reorganization was $30.63 for Class A, $30.85 for Class C and $30.98 for Class I, and a total of 931,572 Class A, 141,500 Class C and 155,516 Class I shares were issued to shareholders of Dreyfus International Value Fund’s Class A, Class C and Class I shares, respectively in the exchange.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class T. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares

20

are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for

22

example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2017 in valuing the fund’s investments:

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common Stocks†	590,815,200	—	—	590,815,200
Exchange-Traded Funds	7,123,547	—	—	7,123,547
Registered Investment Company	5,776,190	—	—	5,776,190
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	8,879	—	8,879
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(52,815)	—	(52,815)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.

At September 30, 2016, $549,697,566 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended March 31, 2017 were as follows:

Affiliated Investment Company	Value 9/30/2016 ($)	Purchases ($)	Sales ($)	Value 3/31/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	3,149,300	138,438,600	135,811,710	5,776,190.9

Certain affiliated investment companies may also invest in the fund. At March 31, 2017, Dreyfus Diversified International Fund, an affiliate of the fund, held 8,481,130 Class Y shares representing approximately 49% of the fund’s net assets.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These

24

risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $60,838,553 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2016. If not applied, $35,896,029 of the carryover expires in fiscal 2018. The fund has $14,015,938 of post-enactment short-term capital losses and $10,926,586 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

As a result of the fund’s merger with Dreyfus International Value Fund, capital losses of $39,963,760 are available to offset future realized gains, if any. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation. The acquired fund had $1,347,917 of post-enactment short-term capital losses and $38,615,843 of post-enactment long-term capital losses which can be carried forward for an unlimited period but are also subject to an annual limitation.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2016 was as follows: ordinary income $4,405,255. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended March 31, 2017 was approximately $68,100 with a related weighted average annualized interest rate of 1.52%.

NOTE 3—Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with TBCAM, the investment advisory fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets up to $500 million, .75% of the

26

next $500 million of such assets, .70% of the next $500 million of such assets, .60% of the next $500 million of such assets and .50% of the fund’s average daily net assets in excess of $2 billion and is payable monthly. The effective investment advisory fee rate during the period ended March 31, 2017 was .79%.

Dreyfus and TBCAM have contractually agreed to waive receipt of their fees and/or assume the direct expenses of the fund, so that such expenses of Class A, Class C, Class I and Class Y shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of 1.12%, 1.90%, .85% and .85% of the value of the respective class’ average daily net assets. With respect to Class A shares, Class C shares and Class I shares, this agreement will continue in effect, with respect to each class, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for the applicable class. With respect to Class Y shares, this agreement will continue until February 1, 2018, after which the expense limitation can be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $865,917 during the period ended March 31, 2017.

The fund compensates Dreyfus under an administration agreement for providing personnel and facilities to perform accounting and administration services for the fund at an annual rate of .10% of the value of the fund’s average daily net assets. Pursuant to the administration agreement, the fund was charged $284,574 during the period ended March 31, 2017.

During the period ended March 31, 2017, the Distributor retained $2,350 from commissions earned on sales of the fund’s Class A shares and $3,123 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended March 31, 2017, Class C shares were charged $52,588 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2017, Class A and Class C shares were charged $182,356 and $17,529, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2017, the fund was charged $23,657 for transfer agency services and $1,833 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1,601.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2017, the fund was charged $112,666 pursuant to the custody agreement.

During the period ended March 31, 2017, the fund was charged $5,777 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to TBCAM and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $402,396, administration fees $50,822, Distribution Plan fees $8,750, Shareholder Services Plan fees $31,979, custodian fees $110,323, Chief Compliance Officer fees $5,777 and transfer agency fees $11,022, which are offset against an expense reimbursement currently in effect in the amount of $147,123.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

28

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended March 31, 2017, amounted to $366,558,260 and $366,769,045, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended March 31, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

counterparty. Forward contracts open at March 31, 2017 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At March 31, 2017, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	8,879	(52,815)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	8,879	(52,815)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	8,879	(52,815)

The following table presents derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of March 31, 2017:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
JP Morgan Chase Bank	7,183		(6,134)	-	1,049
Morgan Stanley Capital Services	1,080		(1,080)	-	-
Northern Trust Bank	616		(616)	-	-
Total	8,879		(7,830)	-	1,049

30

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Goldman Sachs International	(38,450)		-	-	(38,450)
JP Morgan Chase Bank	(6,134)		6,134	-	-
Morgan Stanley Capital Services	(7,297)		1,080	-	(6,217)
Northern Trust Bank	(934)		616	-	(318)
Total	(52,815)		7,830	-	(44,985)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended March 31, 2017:

Average Market Value ($)
Forward contracts	5,941,930

At March 31, 2017, accumulated net unrealized appreciation on investments was $23,969,172, consisting of $41,949,222 gross unrealized appreciation and $17,980,050 gross unrealized depreciation.

At March 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on November 7-8, 2016, the Board considered the renewal of the fund’s Investment Advisory Agreement with The Boston Company Asset Management, LLC (“TBCAM”), pursuant to which TBCAM provides the fund with investment advisory services, and the fund’s Administration Agreement with Dreyfus, pursuant to which Dreyfus provides the fund with administrative services (together, the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from TBCAM and Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and TBCAM’s and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had

32

furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of TBCAM, Dreyfus and/or their affiliates the results of the comparisons and noted that the fund’s total return performance was at or above the Performance Group median for all periods except for the one-year period when it was below the median, and variously above and below the Performance Universe median for the various periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was at the Expense Group median and below the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians (lowest in the Expense Group).

Dreyfus representatives noted that Dreyfus and TBCAM have contractually agreed to waive receipt of their fees and/or assume the expenses of the fund so that annual direct fund operating expenses of Class A shares, Class C shares, Class I shares and Class Y shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.12%, 1.90%, 0.85% and 0.85%, respectively. With respect to Class A, C and I shares, this agreement will continue in effect, with respect to each class, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for the applicable class. With respect to Class Y shares, this agreement will continue until February 1, 2018, after which the expense limitation can be terminated at any time.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised by TBCAM or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to TBCAM for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for providing services to the fund and the aggregate profitability

33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus, TBCAM and their affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus or TBCAM from acting as administrator or investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by TBCAM and Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s performance.

• The Board concluded that the fee paid to each of TBCAM and Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to TBCAM and its affiliates in connection with the management of the fund had been adequately considered by TBCAM in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and

34

other interactions with Dreyfus, TBCAM and their affiliates, of Dreyfus and the services provided to the fund by TBCAM and Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board, TBCAM and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

35

NOTES

36

NOTES

37

For More Information

Dreyfus International Equity Fund

200 Park Avenue
New York, NY 10166

Investment Adviser

The Boston Company
Asset Management, LLC
Mellon Financial Center
One Boston Place
Boston, MA 02108

Administrator

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DIEAX Class C: DIECX Class I: DIERX Class Y: DIEYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0720SA0317

Dreyfus Small Cap Equity Fund

SEMIANNUAL REPORT March 31, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Small Cap Equity Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Small Cap Equity Fund, covering the six-month period from October 1, 2016 through March 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After previously rallying in response to stabilizing commodity prices, improving global economic data, and better-than-expected corporate earnings, stocks and corporate-backed bonds generally gave back a portion of their gains in October due to uncertainty in advance of U.S. elections. Meanwhile, prices of U.S. government securities began to decline in anticipation of higher inflation and short-term interest-rate hikes from U.S. monetary policymakers. After the election in early November, equity markets rallied to a series of new highs as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. In the bond market, yields surged higher and prices fell after the election, while lower rated corporate-backed bonds continued to advance in anticipation of a more business-friendly political climate.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
April 17, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from October 1, 2016 through March 31, 2017, as provided by Joseph M. Corrado, CFA, Stephanie K. Brandaleone, CFA, and Edward R. Walter, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended March 31, 2017, Dreyfus Small Cap Equity Fund’s Class A shares achieved a total return of 13.52%, Class C shares returned 13.07%, and Class I shares returned 13.66%.1 The fund’s benchmark, the Russell 2500TM Value Index (the “Index”), achieved a total return of 11.12% for the same period.2

Small-cap stocks achieved solid gains over the reporting period amid expectations of greater economic growth and changing U.S. fiscal, tax, and regulatory policies. The fund outperformed its benchmark, mainly due to favorable results in the real estate, health care, and consumer discretionary sectors.

The Fund’s Investment Approach

The fund seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of its net assets in the stocks of small-cap U.S. companies. The fund currently considers small-cap companies to be those with total market capitalizations that are within the range of market capitalizations of companies included in the Index.

We measure value by evaluating each company’s valuation multiples (price/earnings, price/sales, price/cash flow), current competitive position, and expected business growth relative to its industry.

We focus primarily on individual stock selection to produce a diversified portfolio of companies that we believe are undervalued relative to expected business growth, with the presence of a catalyst (such as a corporate restructuring, change in management, or spin-off) that may trigger a price increase.

Economic and Political Developments Drove Stocks Higher

U.S. stocks across all capitalization ranges fared well over the reporting period as investors’ risk appetites expanded in anticipation of more business-friendly policies from a newly elected U.S. president. Although the Index declined moderately before the vote in November, the election’s widely unexpected outcome sparked a robust rally that persisted through February. The rally paused in March, however, when investors began to recognize that the new administration’s proposals would take time, political capital, and cooperation from Congress to enact.

Investors also generally responded positively to good economic news, including continued robust job growth and higher levels of consumer and business confidence.

In this environment, small-cap stocks generally produced higher returns than mid- and large-cap stocks.

Security Selections Bolstered Fund Results

The fund participated more than fully in the Index’s gains over the reporting period. Relative results were buoyed by underweight exposure to the real estate sector, one of the Index’s weaker market segments, which was hurt by rising interest rates and investors’ preference for riskier stocks over their traditionally defensive counterparts. In addition, favorable security selections in the real estate sector included CoreCivic, formerly Corrections Corporation of America, which advanced in the wake of the November election, and CyrusOne, which responded positively to robust demand for data center properties.

Our security selection strategy proved particularly effective in the health care sector, where medical emergency transport services company Air Methods received an acquisition offer at a substantial premium to its stock price at the time. Life sciences company Cambrex reported better-than-expected

3

DISCUSSION OF FUND PERFORMANCE (continued)

quarterly results and provided solid future earnings guidance to securities analysts, and medical device company Globus Medical rallied from previous weakness in anticipation of better financial results. Among consumer discretionary companies, media company E.W. Scripps advanced amid expectations of reduced regulatory pressures, Grand Canyon Education achieved higher enrollment volumes, restaurant chain Cheesecake Factory exhibited the strength of its brand through favorable same-store sales, and fashion accessories seller Kate Spade & Co. reported better-than-expected earnings while exploring the possibility of selling or merging the company. In other areas, SVB Financial Group climbed in anticipation of higher interest rates and reduced regulatory burdens, and Webster Financial benefited from expectations of greater adoption of health savings accounts under the new presidential administration.

Disappointments during the reporting period included the materials sector, where Compass Minerals International struggled with lower salt prices, and Royal Gold declined along with gold prices. Among individual stocks, apparel retailer Urban Outfitters reported weaker-than-expected sales and profit margins, real estate investment trust STORE Capital was hurt by higher interest rates, photovoltaic semiconductor producer First Solar encountered weak bookings and concerns regarding a major restructuring plan, and medical technology company Allscripts Healthcare Solutions missed earnings targets and was further pressured by the potential for lower revenues in the event of the repeal of the Affordable Care Act.

Positioned for Economic Growth

Looking forward, investors continue to focus on the potential impacts of policy changes in Washington, increasing geopolitical pressures and the future actions of the Federal Reserve. While volatility measures have been tepid to start the year, markets could be thrown off balance until visibility improves on a number of these issues. Within this environment, the investment team remains focused on the strategy’s disciplined, research-driven investment approach and driving returns with strong stock selection.

Within this environment, we continue to find attractive opportunities in the information technology and health care sectors, which are emphasized in the portfolio with overweight positions versus the Index. Conversely, the portfolio has underweight exposure to the insurance and utilities segments, where we find fewer opportunities meeting our investment criteria.

April 17, 2017

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Small companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile, than those of larger, more established companies.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation and The Boston Company Asset Management, LLC (TBCAM). Had these expenses not been absorbed, returns would have been lower. Dreyfus and TBCAM have contractually agreed, with respect to each class of the fund, to assume the expenses of the class so that such expenses do not exceed an annual rate. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — The Russell 2500™ Value Index measures the performance of the small- to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies that are considered more value-oriented relative to the overall market as defined by Russell’s leading style methodology. The Russell 2500™ Value Index is constructed to provide a comprehensive and unbiased barometer of the small- to mid-cap growth market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small- to mid-cap opportunity set and that the represented companies continue to reflect value characteristics. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Small Cap Equity Fund from October 1, 2016 to March 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2017
	Class A	Class C	Class I
Expenses paid per $1,000†	$7.40	$11.79	$6.18
Ending value (after expenses)	$1,135.20	$1,130.70	$1,136.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2017
	Class A	Class C	Class I
Expenses paid per $1,000†	$6.99	$11.15	$5.84
Ending value (after expenses)	$1,018.00	$1,013.86	$1,019.15

† Expenses are equal to the fund’s annualized expense ratio of 1.39% for Class A, 2.22% for Class C and 1.16% for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

March 31, 2017 (Unaudited)

Common Stocks - 98.8%	Shares		Value ($)
Banks - 11.5%
Cullen/Frost Bankers	10,566		940,057
FCB Financial Holdings, Cl. A	4,894	[a]	242,498
First Republic Bank	5,003		469,331
Hancock Holding	18,004		820,082
SVB Financial Group	4,456	[a]	829,217
Umpqua Holdings	36,371		645,222
Webster Financial	21,147		1,058,196
Zions Bancorporation	15,468		649,656
			5,654,259
Capital Goods - 7.0%
AGCO	11,475		690,565
EnerSys	5,531		436,617
Granite Construction	11,685		586,470
Snap-on	5,176		873,036
Trinity Industries	9,377		248,959
Valmont Industries	3,938		612,359
			3,448,006
Commercial & Professional Services - 2.5%
Clean Harbors	13,385	[a]	744,474
Robert Half International	10,009		488,740
			1,233,214
Consumer Durables & Apparel - 1.5%
Deckers Outdoor	4,925	[a,b]	294,170
Kate Spade & Company	18,549	[a]	430,893
			725,063
Consumer Services - 5.5%
Cheesecake Factory	14,226		901,359
Grand Canyon Education	10,438	[a]	747,465
Service Corporation International	33,940		1,048,067
			2,696,891
Diversified Financials - 2.0%
E*TRADE Financial	28,957	[a]	1,010,310
Energy - 6.6%
Dril-Quip	8,897	[a,b]	485,331
Oceaneering International	12,930		350,144
Oil States International	17,594	[a]	583,241
PDC Energy	8,178	[a]	509,898

6

Common Stocks - 98.8% (continued)	Shares		Value ($)
Energy - 6.6% (continued)
RPC	43,265	[b]	792,182
RSP Permian	12,168	[a]	504,120
			3,224,916
Exchange-Traded Funds - 1.5%
iShares Russell 2000 Value ETF	6,209	[b]	733,655
Food & Staples Retailing - 3.8%
Casey's General Stores	6,016	[b]	675,296
Sprouts Farmers Market	15,806	[a,b]	365,435
United Natural Foods	19,762	[a]	854,311
			1,895,042
Food, Beverage & Tobacco - 2.2%
Boston Beer, Cl. A	3,643	[a,b]	526,960
Hain Celestial Group	14,370	[a]	534,564
			1,061,524
Health Care Equipment & Services - 7.9%
Amedisys	5,820	[a]	297,344
AMN Healthcare Services	16,238	[a]	659,263
Globus Medical, Cl. A	27,460	[a,b]	813,365
MEDNAX	8,752	[a,b]	607,214
Premier, Cl. A	23,601	[a]	751,220
Tivity Health	13,124	[a]	381,908
WellCare Health Plans	2,609	[a]	365,808
			3,876,122
Insurance - 1.6%
Hanover Insurance Group	8,881		799,823
Materials - 4.0%
Compass Minerals International	8,383	[b]	568,787
Louisiana-Pacific	20,462	[a]	507,867
Royal Gold	7,003		490,560
Steel Dynamics	11,297		392,684
			1,959,898
Media - 1.1%
E.W. Scripps, Cl. A	24,165	[a]	566,428
Pharmaceuticals, Biotechnology & Life Sciences - 2.4%
Cambrex	15,778	[a]	868,579
Supernus Pharmaceuticals	9,565	[a]	299,385
			1,167,964
Real Estate - 12.1%
CoreCivic	14,790		464,702

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.8% (continued)	Shares		Value ($)
Real Estate - 12.1% (continued)
CyrusOne	16,532	[b,c]	850,902
Empire State Realty Trust, Cl. A	28,966	[b,c]	597,858
Equity Commonwealth	27,008	[a,c]	843,190
Healthcare Trust of America, Cl. A	15,947	[b,c]	501,693
Jones Lang LaSalle	4,867		542,427
Outfront Media	17,871	[c]	474,475
Parkway	16,817	[c]	334,490
Pebblebrook Hotel Trust	26,213	[b,c]	765,682
STORE Capital	25,004	[c]	597,096
			5,972,515
Retailing - 2.4%
Dick's Sporting Goods	7,908		384,803
Dillard's, Cl. A	5,067	[b]	264,700
Urban Outfitters	9,955	[a]	236,531
Williams-Sonoma	5,344	[b]	286,545
			1,172,579
Software & Services - 8.7%
Acxiom	16,854	[a]	479,833
Amdocs	13,744		838,247
CoreLogic	17,354	[a]	706,655
DST Systems	5,219		639,328
Teradata	15,491	[a]	482,080
Verint Systems	9,213	[a]	399,614
WebMD Health	13,665	[a]	719,872
			4,265,629
Technology Hardware & Equipment - 7.0%
Ciena	20,265	[a]	478,457
Dolby Laboratories, Cl. A	10,357		542,810
Electronics For Imaging	8,974	[a]	438,200
Flex	27,033	[a]	454,154
IPG Photonics	5,712	[a]	689,438
NETGEAR	6,783	[a]	336,098
NetScout Systems	13,645	[a]	517,828
			3,456,985
Transportation - 3.0%
Kirby	11,539	[a,b]	814,077
Ryder System	8,574		646,823
			1,460,900

8

Common Stocks - 98.8% (continued)	Shares		Value ($)
Utilities - 4.5%
Alliant Energy	8,748		346,508
Atmos Energy	8,529	[b]	673,706
Hawaiian Electric Industries	15,840	[b]	527,630
NiSource	28,079		667,999
			2,215,843
Total Common Stocks (cost $39,093,771)			48,597,566
Other Investment - .0%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $25,376)	25,376	[d]	25,376
Investment of Cash Collateral for Securities Loaned - 6.7%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares (cost $3,271,298)	3,271,298	[d]	3,271,298
Total Investments (cost $42,390,445)	105.5%		51,894,240
Liabilities, Less Cash and Receivables	(5.5%)		(2,722,531)
Net Assets	100.0%		49,171,709

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2017, the value of the fund’s securities on loan was $9,904,610 and the value of the collateral held by the fund was $10,050,268, consisting of cash collateral of $3,271,298 and U.S. Government & Agency securities valued at $6,778,970.

c Investment in real estate investment trust.

d Investment in affiliated money market mutual fund.

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Real Estate	12.1
Banks	11.5
Software & Services	8.7
Health Care Equipment & Services	7.9
Technology Hardware & Equipment	7.0
Capital Goods	7.0
Money Market Investments	6.7
Energy	6.6
Consumer Services	5.5
Utilities	4.5
Materials	4.0
Food & Staples Retailing	3.8
Transportation	3.0
Commercial & Professional Services	2.5
Retailing	2.4
Pharmaceuticals, Biotechnology & Life Sciences	2.4
Food, Beverage & Tobacco	2.2
Diversified Financials	2.0
Insurance	1.6
Exchange-Traded Funds	1.5
Consumer Durables & Apparel	1.5
Media	1.1
105.5

† Based on net assets.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $9,904,610)—Note 1(b):
Unaffiliated issuers	39,093,771	48,597,566
Affiliated issuers	3,296,674	3,296,674
Cash		42
Receivable for investment securities sold		1,140,883
Receivable for shares of Beneficial Interest subscribed		67,497
Dividends and securities lending income receivable		46,696
Prepaid expenses		30,467
		53,179,825
Liabilities ($):
Due to The Boston Company Asset Management, LLC and affiliates—Note 3(c)		62,502
Liability for securities on loan—Note 1(b)		3,271,298
Payable for investment securities purchased		507,929
Payable for shares of Beneficial Interest redeemed		91,686
Accrued expenses		74,701
		4,008,116
Net Assets ($)		49,171,709
Composition of Net Assets ($):
Paid-in capital		38,117,673
Accumulated investment (loss)—net		(30,819)
Accumulated net realized gain (loss) on investments		1,581,060
Accumulated net unrealized appreciation (depreciation) on investments		9,503,795
Net Assets ($)		49,171,709

Net Asset Value Per Share	Class A	Class C	Class I
Net Assets ($)	30,341,978	7,324,599	11,505,132
Shares Outstanding	1,215,738	359,866	435,936
Net Asset Value Per Share ($)	24.96	20.35	26.39

See notes to financial statements.

11

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	381,146
Affiliated issuers	969
Income from securities lending—Note 1(b)	9,767
Total Income	391,882
Expenses:
Investment advisory fee—Note 3(a)	197,467
Shareholder servicing costs—Note 3(c)	88,023
Distribution fees—Note 3(b)	27,691
Administration fee—Note 3(a)	24,683
Registration fees	24,223
Professional fees	23,593
Prospectus and shareholders’ reports	12,418
Trustees’ fees and expenses—Note 3(d)	2,351
Loan commitment fees—Note 2	572
Custodian fees—Note 3(c)	349
Miscellaneous	11,752
Total Expenses	413,122
Less—reduction in expenses due to undertaking—Note 3(a)	(47,838)
Less—reduction in fees due to earnings credits—Note 3(c)	(620)
Net Expenses	364,664
Investment Income—Net	27,218
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	4,018,966
Net unrealized appreciation (depreciation) on investments	2,184,782
Net Realized and Unrealized Gain (Loss) on Investments	6,203,748
Net Increase in Net Assets Resulting from Operations	6,230,966

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Operations ($):
Investment income (loss)—net	27,218	(110,562)
Net realized gain (loss) on investments	4,018,966	2,803,424
Net unrealized appreciation (depreciation) on investments	2,184,782	989,366
Net Increase (Decrease) in Net Assets Resulting from Operations	6,230,966	3,682,228
Distributions to Shareholders from ($):
Net realized gain on investments:
Class A	(794,883)	(6,934,464)
Class C	(202,387)	(1,708,185)
Class I	(145,910)	(1,119,391)
Total Distributions	(1,143,180)	(9,762,040)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	878,203	2,954,515
Class C	194,251	423,181
Class I	6,036,307	2,000,340
Distributions reinvested:
Class A	763,881	6,669,461
Class C	175,396	1,450,359
Class I	134,190	1,028,023
Cost of shares redeemed:
Class A	(8,709,238)	(11,614,759)
Class C	(1,032,001)	(1,788,376)
Class I	(1,900,362)	(3,945,478)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(3,459,373)	(2,822,734)
Total Increase (Decrease) in Net Assets	1,628,413	(8,902,546)
Net Assets ($):
Beginning of Period	47,543,296	56,445,842
End of Period	49,171,709	47,543,296
Accumulated (distributions in excess of) investment income (loss)—net	(30,819)	(58,037)
Capital Share Transactions (Shares):
Class A
Shares sold	36,485	135,453
Shares issued for distributions reinvested	31,462	309,919
Shares redeemed	(356,485)	(518,004)
Net Increase (Decrease) in Shares Outstanding	(288,538)	(72,632)
Class Ca
Shares sold	9,714	23,295
Shares issued for distributions reinvested	8,836	81,389
Shares redeemed	(52,365)	(94,809)
Net Increase (Decrease) in Shares Outstanding	(33,815)	9,875
Class Ia
Shares sold	231,879	88,309
Shares issued for distributions reinvested	5,229	45,367
Shares redeemed	(73,254)	(163,751)
Net Increase (Decrease) in Shares Outstanding	163,854	(30,075)

[a]	During the period ended March 31, 2017, 1,081 Class C shares representing $21,824 were exchanged for 835 Class I shares.
See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	March 31, 2017	Year Ended September 30,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	22.48	25.40	30.77	30.58	26.65	22.79
Investment Operations:
Investment income (loss)—net[a]	.02	(.03)	(.02)	(.05)	.01	.05
Net realized and unrealized gain (loss) on investments	3.00	1.79	(.01)[b]	3.20	6.32	6.26
Total from Investment Operations	3.02	1.76	(.03)	3.15	6.33	6.31
Distributions:
Dividends from investment income—net	—	—	—	—	(.06)	—
Dividends from net realized gain on investments	(.54)	(4.68)	(5.34)	(2.96)	(2.34)	(2.45)
Total Distributions	(.54)	(4.68)	(5.34)	(2.96)	(2.40)	(2.45)
Net asset value, end of period	24.96	22.48	25.40	30.77	30.58	26.65
Total Return (%)[c]	13.52[d]	7.76	(.22)	10.85	26.08	29.39
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.60[e]	1.63	1.55	1.48	1.53	1.57
Ratio of net expenses to average net assets	1.39[e]	1.39	1.39	1.39	1.39	1.40
Ratio of net investment income (loss) to average net assets	.20[e]	(.12)	(.08)	(.16)	.03	.21
Portfolio Turnover Rate	32.97[d]	64.37	77.01	66.65	76.40	93.40
Net Assets, end of period ($ x 1,000)	30,342	33,810	40,052	44,191	47,394	45,806

a Based on average shares outstanding.

b In addition to net realized and unrealized gains on investments, this amount includes a decrease in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

14

	Six Months Ended
	March 31, 2017	Year Ended September 30,
Class C Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	18.50	21.86	27.41	27.76	24.55	21.33
Investment Operations:
Investment (loss)—net[a]	(.06)	(.18)	(.22)	(.27)	(.20)	(.15)
Net realized and unrealized gain (loss) on investments	2.45	1.50	.01	2.88	5.75	5.82
Total from Investment Operations	2.39	1.32	(.21)	2.61	5.55	5.67
Distributions:
Dividends from net realized gain on investments	(.54)	(4.68)	(5.34)	(2.96)	(2.34)	(2.45)
Net asset value, end of period	20.35	18.50	21.86	27.41	27.76	24.55
Total Return (%)[b]	13.07[c]	6.81	(1.03)	9.93	25.05	28.31
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.37[d]	2.39	2.31	2.23	2.28	2.31
Ratio of net expenses to average net assets	2.22[d]	2.22	2.22	2.21	2.22	2.22
Ratio of net investment (loss) to average net assets	(.62)[d]	(.95)	(.91)	(.98)	(.80)	(.62)
Portfolio Turnover Rate	32.97[c]	64.37	77.01	66.65	76.40	93.40
Net Assets, end of period ($ x 1,000)	7,325	7,281	8,389	9,969	11,029	10,855

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	March 31, 2017	Year Ended September 30,
Class I Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	23.71	26.49	31.79	31.43	27.34	23.29
Investment Operations:
Investment income—net[a]	.05	.03	.04	.02	.08	.12
Net realized and unrealized gain (loss) on investments	3.17	1.87	.00[b]	3.30	6.49	6.42
Total from Investment Operations	3.22	1.90	.04	3.32	6.57	6.54
Distributions:
Dividends from investment income—net	—	—	—	—	(.14)	(.04)
Dividends from net realized gain on investments	(.54)	(4.68)	(5.34)	(2.96)	(2.34)	(2.45)
Total Distributions	(.54)	(4.68)	(5.34)	(2.96)	(2.48)	(2.49)
Net asset value, end of period	26.39	23.71	26.49	31.79	31.43	27.34
Total Return (%)	13.66[c]	8.00	.04	11.11	26.35	29.80
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.35[d]	1.36	1.26	1.16	1.27	1.24
Ratio of net expenses to average net assets	1.16[d]	1.16	1.14	1.14	1.15	1.08
Ratio of net investment income to average net assets	.42[d]	.11	.14	.08	.27	.47
Portfolio Turnover Rate	32.97[c]	64.37	77.01	66.65	76.40	93.40
Net Assets, end of period ($ x 1,000)	11,505	6,452	8,006	36,427	44,188	49,552

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Small Cap Equity Fund (the “fund”) is a separate diversified series of Dreyfus Stock Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term growth of capital. The Boston Company Asset Management, LLC (“TBCAM”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Dreyfus Corporation (the “Administrator” or “Dreyfus”), a wholly-owned subsidiary of BNY Mellon and an affiliate of TBCAM, serves as the fund’s Administrator.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class T. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are

18

primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2017 in valuing the fund’s investments:

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	47,409,757	—	—	47,409,757
Equity Securities - Foreign Common Stocks†	454,154	—	—	454,154
Exchange-Traded Funds	733,655	—	—	733,655
Registered Investment Companies	3,296,674	—	—	3,296,674

† See Statement of Investments for additional detailed categorizations.

At March 31, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of

20

security lending transactions are on an overnight and continuous basis. During the period ended March 31, 2017, The Bank of New York Mellon earned $2,001 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended March 31, 2017 were as follows:

Affiliated Investment Company	Value 9/30/2016 ($)	Purchases ($)	Sales ($)	Value 3/31/2017 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares†	4,273,477	–	4,273,477	–	–
Dreyfus Institutional Preferred Government Plus Money Market Fund	415,464	6,273,515	6,663,603	25,376.0
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares†	–	20,717,172	17,445,874	3,271,298	6.7
Total	4,688,941	26,990,687	28,382,954	3,296,674	6.7

† During the period ended March 31, 2017, Dreyfus Institutional Cash Advantage Fund was acquired by Dreyfus Preferred Money Market Fund.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $1,837,547 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2016. If not applied, $1,771,097 of the carryover expires in fiscal year 2017 and $66,450 expires in fiscal year 2018. Acquired losses, as a result of the fund’s merger with Dreyfus Premier Future Leaders Fund, can be utilized in subsequent years but will be subject to annual limitation based on certain provisions in the Code.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2016 was as follows: long-term capital gains $9,762,040. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5,

22

2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended March 31, 2017, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with TBCAM, the investment advisory fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus and TBCAM have contractually agreed, from October 1, 2016 through March 31, 2017, to assume the direct expenses of the fund, so that such expenses of Class A, Class C and Class I shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.39%, 2.22% and 1.16% of the value of the respective class’ average daily net assets, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for the applicable class. The reduction in expenses, pursuant to the undertaking, amounted to $47,838 during the period ended March 31, 2017.

The fund compensates Dreyfus under an administration agreement for providing personnel and facilities to perform accounting and administration services for the fund at an annual rate of .10% of the value of the fund’s average daily net assets. Pursuant to the administration agreement, the fund was charged $24,683 during the period ended March 31, 2017.

During the period ended March 31, 2017, the Distributor retained $268 from commissions earned on sales of the fund’s Class A shares and $881 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended March 31, 2017, Class C shares were charged $27,691 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2017, Class A and Class C shares were charged $41,994 and $9,230, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2017, the fund was charged $10,155 for transfer agency services and $697 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $609.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2017, the fund was charged $349 pursuant to the custody agreement. These fees were partially offset by earnings credits of $11.

During the period ended March 31, 2017, the fund was charged $5,777 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to TBCAM and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $33,563, administration fees $4,195, Distribution Plan fees $4,664, Shareholder Services Plan fees $8,031, custodian fees $5,374, Chief Compliance Officer fees $5,777 and transfer agency fees $4,558, which are offset against an expense reimbursement currently in effect in the amount of $3,660.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

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NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2017, amounted to $16,100,302 and $21,059,599, respectively.

At March 31, 2017, accumulated net unrealized appreciation on investments was $9,503,795, consisting of $10,663,029 gross unrealized appreciation and $1,159,234 gross unrealized depreciation.

At March 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

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INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on November 7-8, 2016, the Board considered the renewal of the fund’s Investment Advisory Agreement with The Boston Company Asset Management, LLC (“TBCAM”), pursuant to which TBCAM provides the fund with investment advisory services, and the fund’s Administration Agreement with Dreyfus, pursuant to which Dreyfus provides the fund with administrative services (together, the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from TBCAM and Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and TBCAM’s and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had

26

furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of TBCAM, Dreyfus and/or their affiliates the results of the comparisons and noted that the fund’s total return performance was variously above, at or below the Performance Group median for the various periods and was below the Performance Universe median for all periods. The Board noted the proximity of the fund’s performance to the Performance Group and Performance Universe medians in certain periods when the fund’s performance was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index and noted that the returns of the fund were higher than those of the index for seven of the ten years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s total expenses were slightly above the Expense Group median and above the Expense Universe median.

Dreyfus representatives noted that Dreyfus and TBCAM have contractually agreed to waive receipt of their fees and/or assume the expenses of the fund so that annual direct fund operating expenses of Class A shares, Class C shares and Class I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.39%, 2.22% and 1.16%, respectively, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for the applicable class.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised by TBCAM or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to TBCAM for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for providing services to the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund

27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus, TBCAM and their affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus or TBCAM from acting as administrator or investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by TBCAM and Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to each of TBCAM and Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to TBCAM and its affiliates in connection with the management of the fund had been adequately considered by TBCAM in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were

28

determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus, TBCAM and their affiliates, of Dreyfus and the services provided to the fund by TBCAM and Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board, TBCAM and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

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For More Information

Dreyfus Small Cap Equity Fund

200 Park Avenue
New York, NY 10166

Investment Adviser

The Boston Company
Asset Management, LLC
Mellon Financial Center
One Boston Place
Boston, MA 02108

Administrator

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DSEAX Class C: DSECX Class I: DSERX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0439SA0317

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

             Bradley J. Skapyak

            President

Date:    May 23, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 23, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)